Commitments and Contingencies - Contractual Amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Contractual amount of off-balance-sheet financial instruments
Total contractual amount of off-balance-sheet financial instruments	$ 342,086	$ 351,968
Commitments to extend credit
Contractual amount of off-balance-sheet financial instruments
Total contractual amount of off-balance-sheet financial instruments	240,758	267,314
Commitments to originate residential first and second mortgage loans
Contractual amount of off-balance-sheet financial instruments
Total contractual amount of off-balance-sheet financial instruments	3,980	1,759
Standby letters of credit
Contractual amount of off-balance-sheet financial instruments
Total contractual amount of off-balance-sheet financial instruments	$ 97,348	$ 82,895